Income Taxes - Summary of Effective Income Tax Rate Differs From The Federal Statutory Rate (Detail) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Tax Expense Benefit Continuing Operations Income Tax Reconciliation [Line Items]
Federal income tax benefit at statutory rate			$ (57,733,000)	$ (4,527,000)	$ (58,303,000)
State and local taxes-net of federal income tax effect			(4,723,000)	288,000	(13,797,000)
Impairment of goodwill					5,417,000
Foreign rate difference			(493,000)	(227,000)	(284,000)
Research and experimental credit			(2,914,000)	(3,058,000)	(2,401,000)
Other nondeductible expenses			756,000	854,000	451,000
Stock-based compensation			(3,647,000)	(42,000)	(10,000)
Uncertain tax positions			594,000	589,000	574,000
Valuation allowance			2,080,000	1,572,000	1,926,000
Fair value of warrants			$ 13,545,000
Executive compensation			25362.00%
Other—net			$ 1,173,000	(128,000)	(866,000)
Total income tax benefit	$ (863,000)	$ (3,079,000)	$ (26,000,000)	$ (4,679,000)	$ (67,293,000)
Federal income tax benefit at statutory rate			21.00%	21.00%	21.00%
State and local taxes-net of federal income tax effect			1.70%	(1.30%)	5.00%
Impairment of goodwill			0.00%	0.00%	(2.00%)
Foreign rate difference			0.20%	1.10%	0.10%
Research and experimental credit			1.10%	14.20%	0.90%
Other nondeductible expenses			(0.30%)	(4.00%)	(0.20%)
Stock-based compensation			1.30%	0.20%	0.00%
Uncertain tax positions			(0.20%)	(2.70%)	(0.20%)
Valuation allowance			(0.80%)	(7.30%)	(0.70%)
Fair value of warrants			(4.90%)	0.00%	0.00%
Executive compensation			$ (9,200)	$ 0	$ 0
Other—net			(0.40%)	0.50%	0.30%
Income tax benefit	7.80%	37.70%	9.50%	21.70%	24.20%